Share Based Compensation	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION

12 — SHARE-BASED COMPENSATION

On October 1, 2021, BJY adopted the 2021 Share Option Plan (“2021 Plan”), under which the maximum number of shares that may be granted is 9,486,042 ordinary shares. During the six months ended December 31, 2022 and 2021, an aggregate of nil and 1,709,310 RSUs, respectively, were granted to employees, and an aggregate of 522,000 and 6,816,417 share options, respectively, were granted to management and employees.

RSUs

On October 1, 2021, BJY awarded 1,709,310 RSUs to employees. These RSUs fully vested on December 31, 2021. If the recipient terminates the employment relationship with BJY before the vesting of the RSUs, the unvested portion will be forfeited. If the recipient terminates the employment relationship with BJY after the vesting of the RSUs, the recipient needs to exercise the RSUs within 30 days of resignation, otherwise the RSUs will be cancelled. Each RSU has an exercise price of $0 (RMB 0.0001).

The Company did not grant any RSU during the six months ended December 31, 2022 and there is no unvested RSU as of December 31, 2022. As of December 31, 2022, the Company has not issued ordinary shares for the vested RSUs, and the lapse was due to reasons of administrative convenience established by the Company from time to time. The recipient does not have voting right before the shares were issued.

For the six months ended December 31, 2022 and 2021, the Company recognized share-based compensation expense of $nil and $2,969,818 in connection with the above RSUs, respectively.

Share Options

BJY grants share options to management and employees. These options have graded vesting schedule over the requisite service period ranging between two and four years, exercise prices ranging from $0 to $1.49 (RMB0.0001 to RMB20) and expiration period ranging from four to six years. If the recipient terminates the employment relationship with BJY before the vesting of the share options, the unvested portion will be forfeited and the recipient needs to exercise the vested portion within 30 days of resignation, otherwise they will be cancelled. BJY also has the right, but not the obligation, to repurchase from the recipient the shares issued from the option exercise before the occurrence of BJY’s listing.

The following table summarized the Company’s stock option activities for the six months ended December 31, 2022:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (Years)	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value
Options outstanding on July 1, 2022	6,549,067	0.46	4.35	0.32	31,620,241
Granted	522,000	2.87	4.75	0.75	—
Cancelled/forfeited	(72,525)	1.28	—	0.92	—
Expired	—	—	—	—
Options outstanding on December 31, 2022	6,998,542	0.61	3.95	1.31	61,144,894
Options vested and exercisable on December 31, 2022*	3,937,556	0.05	3.54	1.58	36,722,708

____________

*        As of December 31, 2022, the Company has not issued ordinary shares for certain vested and exercised options, and the lapse was due to reasons of administrative convenience established by the Company from time to time. The recipient does not have voting right before the shares were issued.

For the six months ended December 31, 2022 and 2021, the Company recognized share-based compensation expense of $501,209 and $5,702,437 in connection with the above share options, respectively.

The fair value of the RSUs is determined using the backsolve method based on the equity allocation model with adoption of some key parameters such as risk-free rate, equity volatility, probability of each scenario and dividend yield. The fair value of the share options is determined using the binomial option pricing model. The key assumptions used to determine the fair value of the options at the grant date were as follows:

	For the six months ended December 31,
	2022	2021
Expected volatility	53.3%	50.0% ~ 53.3%
Risk-free interest rate	2.6%	2.5% ~ 2.8%
Expected dividend yield	0.0%	0.0%
Exercise multiple	2.2~2.8	2.2 ~ 2.8

The above inputs for the binomial model have been determined based on the following:

•        Expected volatility is estimated based on the daily close price volatility of a number of comparable companies;

•        Risk-free interest rate was estimated based on the daily treasury long term rate of the U.S. Treasury Department with a maturity period close to the expected term of the options;

•        Dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the option;

•        Exercise multiple is based on empirical research on typical share award exercise behavior.

As of December 31, 2022, $2,409,458 of total unrecognized compensation expense related to share options is expected to be recognized over a weighted average period of approximately 2.14 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

14 — SHARE BASED COMPENSATION

On October 1, 2021, the Company adopted the 2021 Share Option Plan (“2021 Plan”), under which the maximum number of shares that may be granted is 9,486,042 ordinary shares. During the year ended June 30, 2022, an aggregate of 1,709,310 restricted share units were granted to employees, and an aggregate of 6,816,417 share options were granted to management and employees.

Restricted Share Units (“RSUs”)

On October 1, 2021, the Company awarded 1,709,310 RSUs to employees. These RSUs were fully vested on December 31, 2021. If the recipient terminates the employment relationship with the Company before the vesting of the RSUs, the unvested portion will be forfeited. If the recipient terminates the employment relationship with the Company after the vesting of the RSUs, the recipient needs to exercise the RSUs within 30 days of resignation, otherwise the RSUs will be cancelled. Each RSU has an exercise price of $0 (RMB 0.0001).

A summary of the changes in the RSUs relating to ordinary shares granted by the Company during the year ended June 30, 2022 is as follows:

	Number of RSUs	Weighted average grant date fair value
Awarded and unvested as of July 1, 2021	—	$—
Granted	1,709,310	$1.67
Cancelled/forfeited	(54,200)	$1.67
Vested*	(1,655,110)	$1.67
Awarded and unvested as of June 30, 2022	—	$—
Expected to vest as of June 30, 2022	—	$—

*        As of June 30, 2022, the Company has not issued ordinary shares of 1,709,310 for the vested RSUs, and the lapse was due to reasons of administrative convenience established by the Company from time to time. The Company expects to issue these ordinary shares in December 2022. The recipient does not have voting right before the shares were issued.

For the year ended June 30, 2022, the Company recognized share-based compensation expense of $2,865,048 in connection with the above RSU awards.

Share Options

In October 2021, the Company awarded 6,816,417 share options to management and employees. These options have graded vesting schedule over the requisite service period ranging between two and four years, exercise prices ranging from $0 to $1.49 (RMB0.0001 to RMB10) and expiration period ranging from four to six years. If the recipient terminates the employment relationship with the Company before the vesting of the share options, the unvested portion will be forfeited and the recipient needs to exercise the vested portion within 30 days of resignation, otherwise they will be cancelled. The Company also has the right, but not the obligation, to repurchase from the recipient the shares issued from the option exercise before the occurrence of the Company’s listing.

The following table summarized the Company’s share option activities for the year ended June 30, 2022:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life Years	Weighted Average Grant Date Fair value	Aggregate Intrinsic Value
Options outstanding on July 1, 2021	—	—	—	—	—
Granted	6,816,417	$0.48	4.35	$0.32	—
Forfeited	(267,350)	$0.87	—	—	—
Expired	—	—	—	—	—
Exercised	—	—	—	—	—
Options outstanding on June 30, 2022	6,549,067	$0.46	4.35	$0.32	31,620,241
Options vested and exercisable on June 30, 2022	3,749,591	$0.03	3.95	$0.42	19,714,484

For the year ended June 30, 2022, the Company recognized share-based compensation expense of $6,657,140 in connection with the above share options.

The fair value of the RSUs is determined using the backsolve method based on the equity allocation model with adoption of some key parameters such as risk-free rate, equity volatility, probability of each scenario and dividend yield. The fair value of the share options is determined using the binomial option pricing model. The key assumptions used to determine the fair value of the options at the grant date were as follows:

Expected volatility	50.0%~53.3%
Risk-free interest rate	2.5%~2.8%
Expected dividend yield	0.0%
Exercise multiple	2.2~2.8

The above inputs for the binomial model have been determined based on the following:

•        Expected volatility is estimated based on the daily close price volatility of a number of comparable companies;

•        Risk-free interest rate was estimated based on the daily treasury long term rate of the U.S. Treasury Department with a maturity period close to the expected term of the options;

•        Dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the option;

•        Exercise multiple is based on empirical research on typical share award exercise behavior.

As of June 30, 2022, $2,742,563 of total unrecognized compensation expense related to share options is expected to be recognized over a weighted average period of approximately 2.1 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.